Consolidated Investment Entities - Fair Value Measurement (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended									12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 VOEs limited_partnerships	Dec. 31, 2013 VOEs Private Equity Funds	Dec. 31, 2012 VOEs Private Equity Funds	Dec. 31, 2013 VOEs Securities Sold under Agreements to Repurchase	Dec. 31, 2012 VOEs LIBOR Private Equity Funds	Dec. 31, 2013 VOEs LIBOR Private Equity Funds Minimum	Dec. 31, 2013 VOEs LIBOR Private Equity Funds Maximum	Dec. 31, 2012 VOEs EURIBOR Private Equity Funds	Dec. 31, 2013 VOEs EURIBOR Private Equity Funds Minimum	Dec. 31, 2013 VOEs EURIBOR Private Equity Funds Maximum	Dec. 31, 2013 VIEs Corporate Loans Senior Secured Corporate Loans	Dec. 31, 2012 VIEs Corporate Loans Senior Secured Corporate Loans	Dec. 31, 2013 VIEs Corporate Loans Senior Secured Corporate Loans Maximum	Dec. 31, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Dec. 31, 2012 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans	Dec. 31, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR	Dec. 31, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Minimum	Dec. 31, 2013 VIEs Collateralized Debt Obligations Senior Secured Floating Rate Leveraged Loans LIBOR Maximum
Variable Interest Entity [Line Items]
Basis spread														10.00%
Unpaid principal exceeds fair value, amount												$ 9.7	$ 26.9		$ 139.6	$ 99.6
Default of collatera assets, percentage												1.00%	1.00%
Description of variable rate basis																	LIBOR
Basis spread						250.00%	235.00%	250.00%	250.00%	235.00%	250.00%							0.22%	7.00%
Weighted average maturity															9 years 1 month 6 days
Number of limited partnerships		35
Revolving lines of credit	9,288.2		400.0	325.3
Asset coverage, percentage			350.00%
Outstanding borrowings	$ 6,339.2		$ 212.2	$ 288.4	$ 147.5